FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS
June 30, 2021
(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
ENERGY — 0.5%
PHI Group, Inc.(a)(b)	1,203,928	$19,250,809
PHI Group, Inc., Restricted(a)(b)	2,602,492	41,613,847
		$60,864,656
RETAILING — 0.1%
Copper Earn Out Trust(a)(b)(c)(d)	69,361	$780,311
Copper Property CTL Pass Through Trust(a)(b)(c)(d)	520,208	9,493,796
		$10,274,107

TOTAL COMMON STOCKS — 0.6% (Cost $56,883,801)		$71,138,763

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
AGENCY — 0.6%
Federal Home Loan Mortgage Corp. K042 A1 — 2.267% 6/25/2024	$10,591,697	$10,857,995
Federal Home Loan Mortgage Corp. K024 A2 — 2.573% 9/25/2022	5,758,105	5,879,879
Government National Mortgage Association 2014-175 IO — 0.556% 4/16/2056(e)	92,208,691	2,591,636
Government National Mortgage Association 2020-110 MA — 2.500% 3/16/2037	17,448,656	17,501,510
Government National Mortgage Association 2014-169 A — 2.600% 11/16/2042	684,310	684,659
Government National Mortgage Association 2019-39 A — 3.100% 5/16/2059	28,593,680	28,941,708
		$66,457,387
AGENCY STRIPPED — 0.8%
Government National Mortgage Association 2012-45 IO — 0.000% 4/16/2053(e)(g)	$5,208,066	$6,477
Government National Mortgage Association 2013-45 IO — 0.109% 12/16/2053(e)	27,421,936	199,517
Government National Mortgage Association 2012-25 IO — 0.117% 8/16/2052(e)	20,733,870	72,425
Government National Mortgage Association 2012-125 IO — 0.212% 2/16/2053(e)	52,871,173	422,102
Government National Mortgage Association 2014-157 IO — 0.276% 5/16/2055(e)	43,812,168	733,709
Government National Mortgage Association 2013-125 IO — 0.334% 10/16/2054(e)	12,911,407	189,099
Government National Mortgage Association 2015-19 IO — 0.345% 1/16/2057(e)	35,241,202	866,993
Government National Mortgage Association 2012-58 IO — 0.351% 2/16/2053(e)	82,972,017	563,986
Government National Mortgage Association 2015-169 IO — 0.411% 7/16/2057(e)	69,790,880	1,897,740
Government National Mortgage Association 2012-79 IO — 0.415% 3/16/2053(e)	52,397,287	676,842
Government National Mortgage Association 2015-41 IO — 0.416% 9/16/2056(e)	16,360,622	411,908
Government National Mortgage Association 2014-135 IO — 0.435% 1/16/2056(e)	103,154,676	2,359,158
Government National Mortgage Association 2015-101 IO — 0.443% 3/16/2052(e)	55,013,846	1,296,176
Government National Mortgage Association 2015-47 IO — 0.445% 10/16/2056(e)	78,338,443	1,961,328
Government National Mortgage Association 2014-153 IO — 0.450% 4/16/2056(e)	73,582,566	1,889,851
Government National Mortgage Association 2015-150 IO — 0.477% 9/16/2057(e)	21,884,210	844,122
Government National Mortgage Association 2015-86 IO — 0.515% 5/16/2052(e)	37,584,166	967,183
Government National Mortgage Association 2014-110 IO — 0.528% 1/16/2057(e)	34,810,293	993,722
Government National Mortgage Association 2015-7 IO — 0.536% 1/16/2057(e)	29,032,109	886,882
Government National Mortgage Association 2015-108 IO — 0.540% 10/16/2056(e)	7,608,525	255,773
Government National Mortgage Association 2012-150 IO — 0.554% 11/16/2052(e)	39,075,676	613,172
Government National Mortgage Association 2014-164 IO — 0.563% 1/16/2056(e)	132,501,681	3,311,442
Government National Mortgage Association 2015-114 IO — 0.627% 3/15/2057(e)	84,421,414	2,480,605
Government National Mortgage Association 2014-77 IO — 0.631% 12/16/2047(e)	20,562,013	388,597

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Government National Mortgage Association 2015-160 IO — 0.637% 1/16/2056(e)	$135,443,062	$4,091,586
Government National Mortgage Association 2014-138 IO — 0.646% 4/16/2056(e)	12,797,083	398,394
Government National Mortgage Association 2012-114 IO — 0.672% 1/16/2053(e)	26,831,875	459,273
Government National Mortgage Association 2014-187 IO — 0.673% 5/16/2056(e)	94,498,311	3,097,995
Government National Mortgage Association 2015-128 IO — 0.776% 12/16/2056(e)	105,920,914	3,627,823
Government National Mortgage Association 2016-125 IO — 0.882% 12/16/2057(e)	80,941,417	3,920,098
Government National Mortgage Association 2016-106 IO — 0.923% 9/16/2058(e)	147,684,629	7,775,758
Government National Mortgage Association 2016-65 IO — 0.925% 1/16/2058(e)	94,765,738	4,526,713
Government National Mortgage Association 2020-42 IO — 1.012% 3/16/2062(e)	168,763,528	14,070,001
Government National Mortgage Association 2020-75, VRN — 1.027% 2/16/2062(e)	135,607,408	11,473,011
Government National Mortgage Association 2020-71, VRN — 1.150% 1/16/2062(e)	81,546,035	7,109,216
Government National Mortgage Association 2020-43, VRN — 1.269% 11/16/2061(e)	60,422,026	5,440,061
		$90,278,738
NON-AGENCY — 5.7%
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(f)	$20,091,379	$20,196,616
ACRE Commercial Mortgage Ltd. 2021-FL4 A, 1M USD LIBOR + 0.830%, FRN — 0.913% 12/18/2037(e)(f)	20,775,000	20,691,229
AREIT Trust 2019-CRE3 A, 1M USD LIBOR + 1.020%, FRN — 1.145% 9/14/2036(e)(f)	9,296,000	9,292,071
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(e)	2,008,261	2,008,286
BPCRE Ltd. 2021-FL1 A, 1M USD LIBOR + 0.850%, FRN — 0.932% 2/15/2037(e)(f)	67,993,000	67,993,014
BXMT Ltd. 2021-FL4 A, 1M USD LIBOR + 1.050%, FRN — 1.123% 5/15/2038(e)(f)	54,960,000	54,958,571
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	3,996,694	4,054,737
Citigroup Commercial Mortgage Trust 2017-C4 A2 — 3.190% 10/12/2050	15,925,897	16,340,456
COMM Mortgage Trust 2014-FL5 C, 1M USD LIBOR + 2.150%, FRN — 2.223% 10/15/2031(e)(f)	6,669,265	6,580,016
COMM Mortgage Trust 2012-CR5 A3 — 2.540% 12/10/2045	11,090,000	11,295,955
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	10,015,221	10,273,097
COMM Mortgage Trust 2012-CR2 A4 — 3.147% 8/15/2045	15,941,000	16,230,987
CoreVest American Finance Trust 2018-1 A — 3.804% 6/15/2051(f)	19,484,462	19,974,064
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(f)	21,003,000	21,297,078
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 A4 — 2.694% 4/15/2046	2,731,285	2,803,458
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI A — 2.798% 10/5/2031(f)	22,137,000	22,136,845
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3 — 2.829% 10/15/2045	159,716	162,673
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(f)	45,703,262	46,399,619
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	5,810,810	6,109,036
LoanCore Issuer Ltd. 2021-CRE4 A, 1M USD LIBOR + 0.800%, FRN — 0.925% 7/15/2035(e)(f)	29,952,000	29,905,182
LoanCore Issuer Ltd. 2019-CRE3 A, 1M USD LIBOR + 1.050%, FRN — 1.123% 4/15/2034(e)(f)	24,526,970	24,526,965
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A4 — 2.858% 11/15/2045	4,527,049	4,610,216
Ready Capital Commercial Mortgage LLC 2021 FL5 A, 1M USD LIBOR + 1.000%, FRN — 1.092% 4/25/2038(e)(f)	25,495,000	25,502,929
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4 — 2.792% 12/10/2045	20,486,000	20,711,299
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 — 3.091% 8/10/2049	9,747,437	9,959,706

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
VCC Trust 2020-MC1 A, VRN — 4.500% 6/25/2045(e)(f)	$8,056,941	$8,035,185
VNDO E Mortgage Trust 2012-6AVE A — 2.996% 11/15/2030(f)	5,604,681	5,751,945
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(f)	13,266,000	13,612,523
Wells Fargo Commercial Mortgage Trust 2019-C51 A1 — 2.276% 6/15/2052	2,405,237	2,421,748
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	37,726,499	38,432,373
WFRBS Commercial Mortgage Trust 2012-C9 A3 — 2.870% 11/15/2045	32,040,269	32,716,786
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	68,612,000	69,493,760
WFRBS Commercial Mortgage Trust 2013-C11 A5 — 3.071% 3/15/2045	7,529,836	7,739,676
		$652,218,101

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $849,521,969)		$808,954,226

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.4%
Federal Home Loan Mortgage Corp. 4170 QE — 2.000% 5/15/2032	$1,300,789	$1,328,257
Federal Home Loan Mortgage Corp. 3979 HD — 2.500% 12/15/2026	1,075,971	1,101,945
Federal Home Loan Mortgage Corp. 4304 DA — 2.500% 1/15/2027	406,417	414,163
Federal Home Loan Mortgage Corp. 4010 DE — 2.500% 2/15/2027	1,233,067	1,262,021
Federal Home Loan Mortgage Corp. 3914 MA — 3.000% 6/15/2026	919,368	952,312
Federal Home Loan Mortgage Corp. 4297 CA — 3.000% 12/15/2030	856,094	861,807
Federal Home Loan Mortgage Corp. 4504 DN — 3.000% 10/15/2040	158,123	158,103
Federal Home Loan Mortgage Corp. 3862 MB — 3.500% 5/15/2026	7,856,930	8,207,638
Federal Home Loan Mortgage Corp. 3828 VE — 4.500% 1/15/2024	548,618	571,823
Federal Home Loan Mortgage Corp. 4395 NT — 4.500% 7/15/2026	3,595,163	3,779,558
Federal National Mortgage Association 2014-21 ED — 2.250% 4/25/2029	257,426	261,821
Federal National Mortgage Association 2013-135 KM — 2.500% 3/25/2028	615,550	625,824
Federal National Mortgage Association 4387 VA — 3.000% 2/15/2026	344,552	353,131
Federal National Mortgage Association 2017-30 G — 3.000% 7/25/2040	2,827,787	2,856,190
Federal National Mortgage Association 2013-93 PJ — 3.000% 7/25/2042	1,099,893	1,140,660
Federal National Mortgage Association 2017-16 JA — 3.000% 2/25/2043	235,199	235,137
Federal National Mortgage Association 2018-16 HA — 3.000% 7/25/2043	4,921,080	4,952,161
Federal National Mortgage Association 2011-80 KB — 3.500% 8/25/2026	5,949,015	6,181,500
Federal National Mortgage Association 2012-144 PD — 3.500% 4/25/2042	2,213,193	2,340,154
Federal National Mortgage Association 2017-45 KD — 3.500% 2/25/2044	1,641,796	1,648,451
Federal National Mortgage Association 2017-59 DC — 3.500% 5/25/2044	1,217,776	1,219,698
Federal National Mortgage Association 2010-43 MK — 5.500% 5/25/2040	833,241	916,756
		$41,369,110
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.836%, FRN — 2.211% 3/1/2036(e)	$368,814	$390,496

AGENCY POOL FIXED RATE — 0.1%
Federal Home Loan Mortgage Corp. G15169 — 4.500% 9/1/2026	$689,508	$730,441
Federal Home Loan Mortgage Corp. G15272 — 4.500% 9/1/2026	219,501	228,844
Federal Home Loan Mortgage Corp. G15875 — 4.500% 9/1/2026	935,933	983,091
Federal Home Loan Mortgage Corp. G15036 — 5.000% 6/1/2024	49,263	50,982
Federal Home Loan Mortgage Corp. G13667 — 5.000% 8/1/2024	8,898	9,033
Federal Home Loan Mortgage Corp. G15173 — 5.000% 6/1/2026	111,984	115,426
Federal Home Loan Mortgage Corp. G15407 — 5.000% 6/1/2026	600,957	623,590

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. G15230 — 5.500% 12/1/2024	$287,159	$296,841
Federal Home Loan Mortgage Corp. G15458 — 5.500% 12/1/2024	69,728	71,795
Federal Home Loan Mortgage Corp. G14460 — 6.000% 1/1/2024	15,473	15,948
Federal National Mortgage Association FM1102 — 4.000% 3/1/2031	4,848,126	5,137,529
Federal National Mortgage Association AL4056 — 5.000% 6/1/2026	291,816	300,259
Federal National Mortgage Association AL5867 — 5.500% 8/1/2023	17,668	18,092
Federal National Mortgage Association AL0471 — 5.500% 7/1/2025	23,870	25,000
Federal National Mortgage Association AL4433 — 5.500% 9/1/2025	77,095	79,233
Federal National Mortgage Association AL4901 — 5.500% 9/1/2025	66,309	68,600
Federal National Mortgage Association AD0951 — 6.000% 12/1/2021	403	405
Federal National Mortgage Association AL0294 — 6.000% 10/1/2022	4,838	4,928
Federal National Mortgage Association 890225 — 6.000% 5/1/2023	51,912	53,293
Government National Mortgage Association 782281 — 6.000% 3/15/2023	140,385	144,290
		$8,957,620
AGENCY STRIPPED — 0.0%
Federal Home Loan Mortgage Corp. 217 PO — 0.000% 1/1/2032(g)	$116,990	$105,559
Federal Home Loan Mortgage Corp. 3763 NI — 3.500% 5/15/2025	80,847	240
Federal Home Loan Mortgage Corp. 3917 AI — 4.500% 7/15/2026	2,718,855	88,549
Federal Home Loan Mortgage Corp. 217 IO — 6.500% 1/1/2032	112,649	23,043
Federal National Mortgage Association 2010-25 NI — 5.000% 3/25/2025	439	11
Federal National Mortgage Association 2003-64 XI — 5.000% 7/25/2033	295,328	50,015
		$267,417
NON-AGENCY — 0.2%
PRPM 2020 -3 LLC — 2.857% 9/25/2025(f)(h)	$25,601,284	$25,810,273
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.1%
Bravo Residential Funding Trust 2019-1 A1C — 3.500% 3/25/2058(f)	$14,256,454	$14,452,433
Cascade Funding Mortgage Trust 2021-HB6 A, VRN — 0.898% 6/25/2036(d)(e)(f)	22,600,000	22,600,000
CFMT LLC 2021-HB5 A, VRN — 0.801% 2/25/2031(e)(f)	50,174,981	50,154,671
CFMT LLC 2020-HB4 A, VRN — 0.946% 12/26/2030(e)(f)	15,345,390	15,366,811
CIM Trust 2017-7 A, VRN — 3.000% 4/25/2057(e)(f)	10,691,731	10,790,023
CIM Trust 2018-R3 A1, VRN — 5.000% 12/25/2057(e)(f)	31,510,088	33,052,022
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.000% 1/25/2035(e)(f)	4,032,355	4,065,534
Finance of America HECM Buyout 2020-HB2 A, VRN — 1.710% 7/25/2030(e)(f)	47,847,365	48,052,319
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.500% 5/25/2058(e)(f)	19,941,450	20,437,244
Nationstar HECM Loan Trust 2020-1A A1, VRN — 1.269% 9/25/2030(e)(f)	29,461,712	29,535,399
Nationstar HECM Loan Trust 2020-1A M1, VRN — 1.472% 9/25/2030(e)(f)	9,981,000	9,979,929
Nationstar HECM Loan Trust 2020-1A M2, VRN — 1.972% 9/25/2030(e)(f)	8,928,000	8,915,336
Nationstar HECM Loan Trust 2019-2A M1, VRN — 2.359% 11/25/2029(e)(f)	7,922,000	8,004,769
Nationstar HECM Loan Trust 2019-1A M1, VRN — 2.664% 6/25/2029(e)(f)	10,270,000	10,310,710
Nomura Resecuritization Trust 2016-1R 3A1 — 5.000% 9/28/2036(e)(f)	1,628,420	1,648,778
Pretium Mortgage Credit Partners I LLC 2021-NPL2 A1 — 1.992% 6/27/2060(d)(f)(h)	37,597,000	37,597,000
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(e)(f)	28,678,875	28,662,843
PRPM LLC 2020-5 A1 — 3.104% 11/25/2025(f)(h)	30,076,716	30,276,146
RCO V Mortgage LLC 2020-1 A1 — 3.105% 9/25/2025(f)(h)	12,702,743	12,799,715
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.000% 1/25/2058(e)(f)	17,500,699	18,044,309
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.250% 3/25/2058(e)(f)	43,823,720	45,469,020
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.250% 7/25/2058(e)(f)	28,143,041	29,038,300
Towd Point Mortgage Trust 2018-6 A1A, VRN — 3.750% 3/25/2058(e)(f)	28,192,210	28,976,506
VCAT LLC 2021 NPL2 A1 — 2.115% 3/27/2051(f)(h)	31,411,417	31,414,197

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(f)(h)	$8,394,188	$8,416,788
VCAT LLC 2020-NPL1 A1 — 3.671% 8/25/2050(f)(h)	7,949,184	8,068,181
VOLT C LLC 2021-NPL9 A1 — 1.992% 5/25/2051(f)(h)	29,220,021	29,211,346
VOLT XCI LLC 2020-NPL7 A1 — 3.105% 11/25/2050(f)(h)	24,880,871	25,147,661
VOLT XCIV LLC 2021-NPL3 A1 — 2.240% 2/27/2051(f)(h)	30,212,051	30,206,473
VOLT XCV LLC 2021-NPL4 A1 — 2.240% 3/27/2051(f)(h)	38,661,800	38,633,987
		$689,328,450

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $757,726,749)		$766,123,366

ASSET-BACKED SECURITIES — 56.1%
AUTO — 14.2%
American Credit Acceptance Receivables Trust 2021-1 B — 0.610% 3/13/2025(f)	$8,676,000	$8,673,888
American Credit Acceptance Receivables Trust 2021-2 B — 0.680% 5/13/2025(f)	10,678,000	10,670,994
American Credit Acceptance Receivables Trust 2020-4 B — 0.850% 12/13/2024(f)	23,061,000	23,110,941
American Credit Acceptance Receivables Trust 2021-2 C — 0.970% 7/13/2027(f)	45,438,000	45,395,797
American Credit Acceptance Receivables Trust 2020-4 C — 1.310% 12/14/2026(f)	37,821,000	38,150,028
ARI Fleet Lease Trust 2021-A A2 — 0.370% 3/15/2030(f)	18,650,000	18,628,526
BMW Vehicle Owner Trust 2020-A A3 — 0.480% 10/25/2024	2,400,000	2,407,420
CarMax Auto Owner Trust — 2.020% 11/15/2024	3,850,000	3,917,595
CarMax Auto Owner Trust 2019-1 A4 — 3.260% 8/15/2024	24,353,000	25,285,696
CarMax Auto Owner Trust 2019-1 B — 3.450% 11/15/2024	13,090,000	13,674,297
CarMax Auto Owner Trust 2018-4 A4 — 3.480% 2/15/2024	22,031,000	22,764,507
Chesapeake Funding II LLC — 0.870% 8/16/2032(f)	15,525,012	15,611,197
Donlen Fleet Lease Funding 2 LLC 2021-2 A2 — 0.560% 12/11/2034(f)	63,844,000	63,941,024
Drive Auto Receivables Trust 2021-1 B — 0.650% 7/15/2025	19,853,000	19,891,559
DT Auto Owner Trust 2021-1A B — 0.620% 9/15/2025(f)	5,471,000	5,470,712
DT Auto Owner Trust 2021-2A B — 0.810% 1/15/2027(f)	10,619,000	10,648,637
DT Auto Owner Trust 2020-3A B — 0.910% 12/16/2024(f)	11,570,000	11,610,303
DT Auto Owner Trust 2020-3A C — 1.470% 6/15/2026(f)	6,384,000	6,455,067
DT Auto Owner Trust 2020-2A B — 2.080% 3/16/2026(f)	3,939,000	4,001,029
DT Auto Owner Trust 2020 2A C — 3.280% 3/16/2026(f)	3,250,000	3,382,019
Enterprise Fleet Financing LLC 2020-2 A2 — 0.610% 7/20/2026(f)	30,369,272	30,462,372
Exeter Automobile Receivables Trust 2021-2A A3 — 0.300% 10/15/2024	14,450,000	14,434,397
Exeter Automobile Receivables Trust 2021-1A B — 0.500% 2/18/2025	29,879,000	29,896,139
Exeter Automobile Receivables Trust 2021-2A B — 0.570% 9/15/2025	25,949,000	25,958,819
Exeter Automobile Receivables Trust 2020-3A C — 1.320% 7/15/2025	5,903,000	5,955,196
First Investors Auto Owner Trust 2021-1A A — 0.450% 3/16/2026(f)	34,142,070	34,180,972
Flagship Credit Auto Trust 2021-2 A — 0.370% 12/15/2026(f)	68,640,810	68,593,777
Flagship Credit Auto Trust 2019-4 B — 2.530% 11/17/2025(f)	4,640,000	4,756,538
Ford Credit Auto Lease Trust 2020-B A3 — 0.620% 8/15/2023	32,703,000	32,838,240
Ford Credit Auto Lease Trust 2020-B C — 1.700% 2/15/2025	12,523,000	12,733,177
Ford Credit Auto Owner Trust 2020-A A3 — 1.040% 8/15/2024	1,150,000	1,158,795
Ford Credit Auto Owner Trust 2020-B B — 1.190% 1/15/2026	400,000	404,838
GM Financial Automobile Leasing Trust 2021 1 A3 — 0.260% 2/20/2024	1,057,000	1,057,305
GM Financial Automobile Leasing Trust 2020-1 B — 1.840% 12/20/2023	13,417,000	13,623,250
GM Financial Leasing Trust 2021-2 A3 — 0.340% 5/20/2024	67,411,000	67,321,579
Honda Auto Receivables Owner Trust 2020-2 A3 — 0.820% 7/15/2024	1,100,000	1,107,230
Honda Auto Receivables Owner Trust 2020-1 A3 — 1.610% 4/22/2024	51,001,000	51,712,489

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.540% 3/21/2025	$21,573,000	$22,189,118
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.900% 6/18/2024	14,962,000	15,323,829
Hyundai Auto Lease Securitization Trust 2021-A A3 — 0.330% 1/16/2024(f)	1,550,000	1,551,076
Hyundai Auto Lease Securitization Trust 2020-B A3 — 0.510% 9/15/2023(f)	12,000,000	12,036,733
Hyundai Auto Lease Securitization Trust 2020-A A4 — 2.000% 12/15/2023(f)	8,740,000	8,892,596
Hyundai Auto Lease Securitization Trust 2020-A B — 2.120% 5/15/2024(f)	7,377,000	7,503,227
Hyundai Auto Receivables Trust 2019-A A4 — 2.710% 5/15/2025	22,500,000	23,145,228
Mercedes-Benz Auto Lease Trust 2021-A A3 — 0.250% 1/16/2024	35,748,000	35,760,358
Mercedes-Benz Auto Lease Trust 2020-A A4 — 1.880% 9/15/2025	21,440,000	21,792,171
Nissan Auto Lease Trust 2020-A A4 — 1.880% 4/15/2025	26,685,000	27,103,837
Nissan Auto Receivables Owner Trust 2020-A A3 — 1.380% 12/16/2024	2,000,000	2,025,840
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.160% 12/16/2024	27,408,000	28,123,670
Prestige Auto Receivables Trust 2020-1A B — 0.770% 10/15/2024(f)	14,300,000	14,341,930
Santander Consumer Auto Receivables Trust 2021-AA A3 — 0.330% 10/15/2025(f)	1,395,000	1,393,722
Santander Drive Auto Receivables Trust 2021-A A2 — 0.320% 2/20/2024(f)	85,000,000	84,973,497
Santander Drive Auto Receivables Trust 2021-1 A3 — 0.320% 9/16/2024	40,147,000	40,194,827
Santander Drive Auto Receivables Trust 2021-2 A3 — 0.340% 2/18/2025	24,865,000	24,842,149
Santander Drive Auto Receivables Trust 2021-2 B — 0.590% 9/15/2025	30,382,000	30,430,250
Santander Drive Auto Receivables Trust 2020-3 B — 0.690% 3/17/2025	27,048,000	27,130,285
Santander Drive Auto Receivables Trust 2020-3 C — 1.120% 1/15/2026	11,131,000	11,194,544
Toyota Auto Receivables Owner Trust 2020-B A3 — 1.360% 8/15/2024	4,872,000	4,931,318
Toyota Auto Receivables Owner Trust 2020-A A3 — 1.660% 5/15/2024	55,845,000	56,603,844
Toyota Lease Owner Trust 2021-A A2 — 0.270% 9/20/2023(f)	31,691,000	31,680,932
Westlake Automobile Receivables Trust 2021-1A A2A — 0.390% 10/15/2024(f)	84,000,000	84,130,645
Westlake Automobile Receivables Trust 2021-2A B — 0.620% 7/15/2026(f)	29,174,000	29,119,097
Westlake Automobile Receivables Trust 2021-1A B — 0.640% 3/16/2026(f)	51,708,000	51,662,864
Westlake Automobile Receivables Trust 2020-3A B — 0.780% 11/17/2025(f)	30,000,000	30,160,668
Westlake Automobile Receivables Trust 2021-2A C — 0.890% 7/15/2026(f)	44,672,000	44,666,626
Westlake Automobile Receivables Trust 2020-3A C — 1.240% 11/17/2025(f)	13,505,000	13,626,156
Westlake Automobile Receivables Trust 2020-2A B — 1.320% 7/15/2025(f)	18,273,000	18,433,978
Westlake Automobile Receivables Trust 2020-2A C — 2.010% 7/15/2025(f)	1,800,000	1,833,276
World Omni Auto Receivables Trust 2019-A B — 3.340% 6/16/2025	10,560,000	10,917,205
World Omni Automobile Lease Securitization Trust 2020-A A3 — 1.700% 1/17/2023	45,761,000	46,449,241
		$1,614,051,086
COLLATERALIZED LOAN OBLIGATION — 21.3%
ABPCI Direct Lending Fund CLO X LP 2020-10A A1A, 3M USD LIBOR + 1.950%, FRN — 2.138% 1/20/2032(e)(f)	$19,397,000	$19,439,770
Adams Mill CLO Ltd. 2014-1A B2R — 3.350% 7/15/2026(f)	8,136,000	8,141,931
AGL CLO 7 Ltd. 2020-7A A1, 3M USD LIBOR + 1.800%, FRN — 1.984% 7/15/2031(e)(f)	65,825,000	65,825,000
AGL Core CLO 8 Ltd. 2020-8A A1, 3M USD LIBOR + 1.500%, FRN — 1.688% 10/20/2031(e)(f)	73,646,000	73,748,589
AIMCO CLO Series 2015-AA AR, 3M USD LIBOR + 0.850%, FRN — 1.034% 1/15/2028(e)(f)	25,800,781	25,802,046
AMMC CLO 16 Ltd. 2015-16A AR2, 3M USD LIBOR + 0.980%, FRN — 1.166% 4/14/2029(e)(f)	98,119,000	98,102,712
Anchorage Capital CLO 16 Ltd. 2020-16A A, 3M USD LIBOR + 1.400%, FRN — 1.588% 10/20/2031(e)(f)	53,792,000	53,838,530
Arbor Realty CLO Ltd. 2021-FL2 A, 1M USD LIBOR + 1.100%, FRN — 1.200% 5/15/2036(e)(f)	8,878,000	8,883,581

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Avery Point VI CLO Ltd. 2015-6A AR2, 3M USD LIBOR + 0.900%, FRN — 1.076% 8/5/2027(e)(f)	$27,430,391	$27,416,704
Avery Point VII CLO Ltd. 2015-7A AR2, 3M USD LIBOR + 0.960%, FRN — 1.144% 1/15/2028(e)(f)	96,488,912	96,460,158
Barings CLO Ltd. 2018-III 2018-3A A1, 3M USD LIBOR + 0.950%, FRN — 1.138% 7/20/2029(e)(f)	29,662,000	29,661,110
Battalion CLO 18 Ltd. 2020-18A A1, 3M USD LIBOR + 1.800%, FRN — 1.984% 10/15/2032(e)(f)	33,271,000	33,363,959
Cerberus Corporate Credit Solutions Fund, 3M USD LIBOR + 1.530%, FRN — 1.714% 10/15/2030(e)(f)	13,879,000	13,880,582
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750%, FRN — 1.934% 4/15/2027(e)(f)	1,442,572	1,442,862
Cerberus Loan Funding XXI LP 2017-4A A, 3M USD LIBOR + 1.450%, FRN — 1.634% 10/15/2027(e)(f)	8,061,505	8,062,126
Cerberus Loan Funding XXIX LP 2020-2A A, 3M USD LIBOR + 1.900%, FRN — 2.084% 10/15/2032(e)(f)	82,252,000	82,499,414
Cerberus Loan Funding XXVI LP 2019-1A AR, 3M USD LIBOR + 1.500%, FRN — 1.573% 4/15/2031(e)(f)	10,764,000	10,785,894
Cerberus Loan Funding XXVIII LP 2020-1A A, 3M USD LIBOR + 1.850%, FRN — 2.034% 10/15/2031(e)(f)	70,979,000	71,092,282
Cerberus Loan Funding XXXI LP 2021-1A A, 3M USD LIBOR + 1.500%, FRN — 1.687% 4/15/2032(e)(f)	45,931,000	45,960,671
Diamond CLO LLC 2019-1A A1R, 3M USD LIBOR + 1.200%, FRN — 1.376% 4/25/2029(e)(f)	7,434,965	7,435,054
Elm Trust 2020-4A A2 — 2.286% 10/20/2029(f)	9,925,000	9,886,459
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	11,435,000	11,461,477
Fortress Credit Opportunities, 3M USD LIBOR + 2.250%, FRN — 2.434% 7/15/2028(e)(f)	39,980,184	39,996,535
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.490%, FRN — 7.609% 12/15/2028(e)	20,977,000	20,391,616
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, 3M USD LIBOR + 1.550%, FRN — 1.706% 11/15/2029(e)(f)	64,117,000	64,125,015
Fortress Credit Opportunities IX CLO Ltd. 2017-9A AFR2 — 2.530% 11/15/2029(f)	8,159,000	8,165,144
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, 3M USD LIBOR + 7.250%, FRN — 7.406% 11/15/2029(e)(f)	12,772,000	12,528,106
Galaxy XXIII CLO Ltd. 2017-23A AR, 3M USD LIBOR + 0.870%, FRN — 1.046% 4/24/2029(e)(f)	41,836,000	41,807,133
Golub Capital BDC CLO 4 LLC 2020-1A A1, 3M USD LIBOR + 2.350%, FRN — 2.526% 11/5/2032(e)(f)	64,944,000	65,185,072
Golub Capital Partners ABS Funding Ltd. 2021-1A A2 — 2.773% 4/20/2029(f)	56,366,000	56,570,947
Golub Capital Partners ABS Funding Ltd. 2020-1A A2 — 3.208% 1/22/2029(f)	44,967,000	44,974,959
Golub Capital Partners CLO Ltd. 2020-49A A1, 3M USD LIBOR + 2.500%, FRN — 2.688% 7/20/2032(e)(f)	28,251,000	28,269,674
Golub Capital Partners TALF LLC 2020-2A A, 3M USD LIBOR + 1.850%, FRN — 2.026% 2/5/2030(e)(f)	30,586,164	30,728,695
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R, 3M USD LIBOR + 0.900%, FRN — 1.090% 10/18/2027(e)(f)	13,420,022	13,414,600
Halcyon Loan Advisors Funding Ltd. 2015-1A AR, 3M USD LIBOR + 0.920%, FRN — 1.108% 4/20/2027(e)(f)	6,303,457	6,303,583
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(f)	12,828,316	12,887,614

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(f)	$37,415,538	$37,751,892
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, 3M USD LIBOR + 1.530%, FRN — 1.718% 10/20/2029(e)(f)	7,430,000	7,430,097
Madison Park Funding X Ltd. 2012-10A AR3, 3M USD LIBOR + 1.010%, FRN — 1.198% 1/20/2029(e)(f)	96,928,271	96,936,122
Madison Park Funding XI Ltd 2013-11A AR2, 3M USD LIBOR + 0.900%, FRN — 1.073% 7/23/2029(e)(f)	96,000,000	96,002,880
Madison Park Funding XXIII Ltd. 2017-23A AR, 3M USD LIBOR + 0.970%, FRN — 1.095% 7/27/2031(e)(f)	81,487,000	81,334,864
Madison Park Funding XXV Ltd 2017-25A A1R, 3M USD LIBOR + 0.970%, FRN — 1.063% 4/25/2029(e)(f)	74,465,000	74,468,574
Magnetite XVI Ltd. 2015-16A AR, 3M USD LIBOR + 0.800%, FRN — 0.990% 1/18/2028(e)(f)	10,256,952	10,245,803
Nassau Ltd. 2017-IA A1AS, 3M USD LIBOR + 1.150%, FRN — 1.334% 10/15/2029(e)(f)	24,398,000	24,338,493
Ocean Trails CLO IX 2020-9A A1, 3M USD LIBOR + 1.870%, FRN — 2.054% 10/15/2029(e)(f)	4,750,000	4,756,028
Ocean Trails CLO X 2020-10A A1, 3M USD LIBOR + 1.550%, FRN — 1.734% 10/15/2031(e)(f)	54,186,000	54,221,167
Octagon Investment Partners 35 Ltd. 2018-1A A1A, 3M USD LIBOR + 1.060%, FRN — 1.248% 1/20/2031(e)(f)	44,563,000	44,523,383
Owl Rock CLO VI Ltd. 2021-6A A, 3M USD LIBOR + 1.450%, FRN — 1.641% 6/21/2032(e)(f)	66,692,000	66,730,615
Owl Rock Technology Financing LLC 2020-1A A, 3M USD LIBOR + 2.950%, FRN — 3.197% 1/15/2031(e)(f)	85,004,000	85,066,903
Saranac CLO III Ltd. 2014-3A ALR, 3M USD LIBOR + 1.600%, FRN — 1.735% 6/22/2030(e)(f)	25,900,433	25,911,829
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170%, FRN — 1.326% 5/15/2026(e)(f)	115,752	115,775
Telos CLO Ltd. 2014-5A A1R, 3M USD LIBOR + 0.950%, FRN — 1.140% 4/17/2028(e)(f)	13,656,109	13,651,671
Telos CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.300%, FRN — 1.490% 7/17/2026(e)(f)	2,867,612	2,868,013
Telos CLO Ltd. 2013-3A BR, 3M USD LIBOR + 2.000%, FRN — 2.190% 7/17/2026(e)(f)	20,894,000	20,894,439
THL Credit Wind River CLO Ltd. 2016-1A AR, 3M USD LIBOR + 1.050%, FRN — 1.234% 7/15/2028(e)(f)	17,451,952	17,452,581
TICP CLO III-2 Ltd. 2018-3R A, 3M USD LIBOR + 0.840%, FRN — 1.028% 4/20/2028(e)(f)	5,743,951	5,744,163
VCO CLO LLC 2018-1A A, 3M USD LIBOR + 1.500%, FRN — 1.688% 7/20/2030(e)(f)	12,257,401	12,258,995
VCP CLO II Ltd. 2021-2A A1, 3M USD LIBOR + 1.670%, FRN — 1.864% 4/15/2031(e)(f)	101,155,000	100,994,669
Venture XX CLO Ltd. 2015-20A AR, 3M USD LIBOR + 0.820%, FRN — 1.004% 4/15/2027(e)(f)	9,817,482	9,817,717
Venture XXV Clo Ltd. 2016-25A ARR, 3M USD LIBOR + 1.020%, FRN — 1.208% 4/20/2029(e)(f)	34,393,603	34,333,104
Wellfleet CLO Ltd. 2016-1A AR, 3M USD LIBOR + 0.910%, FRN — 1.098% 4/20/2028(e)(f)	18,797,086	18,795,357
Whitebox CLO II Ltd. 2020-2A A1, 3M USD LIBOR + 1.750%, FRN — 1.926% 10/24/2031(e)(f)	61,457,000	61,593,434

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Woodmont Trust 2019-6A A1R, 3M USD LIBOR + 1.480%, FRN — 1.000% 7/15/2031(e)(f)	$62,588,000	$62,588,000
Woodmont Trust, 3M USD LIBOR + 2.000%, FRN — 2.190% 10/18/2032(e)(f)	82,754,000	83,049,101
Zais CLO 7 LLC 2017-2A A, 3M USD LIBOR + 1.290%, FRN — 1.474% 4/15/2030(e)(f)	15,314,220	15,287,589
		$2,417,702,862
CREDIT CARD — 1.6%
Barclays Dryrock Issuance Trust 2019-1 A — 1.960% 5/15/2025	$57,546,000	$58,640,922
Capital One Multi-Asset Execution Trust 2019-A2 A2 — 1.720% 8/15/2024	2,495,000	2,538,225
Synchrony Card Funding LLC 2019-A2 A — 2.340% 6/15/2025	114,518,000	116,847,147
		$178,026,294
EQUIPMENT — 7.1%
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.970% 3/20/2024(f)	$8,580,000	$8,908,321
CCG Receivables Trust 2020-1 A2 — 0.540% 12/14/2027(f)	31,430,888	31,495,667
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(f)	12,312,960	12,286,449
Dell Equipment Finance Trust 2021-1 A2 — 0.330% 5/22/2026(f)	71,000,000	70,968,227
Dell Equipment Finance Trust 2020-2 D — 1.920% 3/23/2026(f)	5,444,000	5,532,797
Dell Equipment Finance Trust 2019-2 B — 2.060% 10/22/2024(f)	21,992,000	22,265,341
Enterprise Fleet Financing LLC 2020-1 A2 — 1.780% 12/22/2025(f)	24,466,977	24,796,102
GreatAmerica Leasing Receivables Funding LLC 2019-1 A4 — 3.210% 2/18/2025(f)	10,720,000	11,070,728
GreatAmerica Leasing Receivables Funding LLC Series 2021-1 A2 — 0.270% 6/15/2023(f)	29,084,000	29,085,445
GreatAmerica Leasing Receivables Funding LLC Series 2020-1 A3 — 1.760% 8/15/2023(f)	19,348,000	19,610,018
HPEFS Equipment Trust 2021-1A A2 — 0.270% 3/20/2031(f)	36,000,000	36,019,926
HPEFS Equipment Trust 2020-2A B — 1.200% 7/22/2030(f)	11,900,000	12,006,589
HPEFS Equipment Trust 2020-1A B — 1.890% 2/20/2030(f)	14,442,000	14,634,350
John Deere Owner Trust 2019 A A4 — 3.000% 1/15/2026	13,310,000	13,665,869
Kubota Credit Owner Trust 2021-1A A2 — 0.310% 4/15/2024(f)	41,697,000	41,684,654
Kubota Credit Owner Trust 2020-1A A3 — 1.960% 3/15/2024(f)	2,360,000	2,405,559
MMAF Equipment Finance LLC 2021-A A2 — 0.300% 4/15/2024(f)	36,173,000	36,163,707
MMAF Equipment Finance LLC 2020-A A2 — 0.740% 4/9/2024(f)	6,230,540	6,253,776
Navistar Financial Dealer Note Master Trust 2020-1 A, 1M USD LIBOR + 0.950%, FRN — 1.042% 7/25/2025(e)(f)	62,562,000	62,968,490
NextGear Floorplan Master Owner Trust 2020-1A A2 — 1.550% 2/15/2025(f)	8,748,000	8,910,344
NextGear Floorplan Master Owner Trust 2019-2A A2 — 2.070% 10/15/2024(f)	47,353,000	48,338,932
Prop Series 2017-1A — 5.300% 3/15/2042(d)	19,565,727	17,609,154
Verizon Owner Trust 2019 A B — 3.020% 9/20/2023	18,870,000	19,326,386
Verizon Owner Trust 2020-A A1A — 1.850% 7/22/2024	112,833,000	114,830,483
Verizon Owner Trust 2019-C B — 2.060% 4/22/2024	42,152,000	42,995,862
Verizon Owner Trust 2019-B B — 2.400% 12/20/2023	42,076,000	42,989,382
Volvo Financial Equipment LLC 2020-1A A3 — 0.510% 10/15/2024(f)	2,370,000	2,373,743
Volvo Financial Equipment LLC Series 2019-1A A4 — 3.130% 11/15/2023(f)	17,060,000	17,561,926
Wheels SPV 2 LLC 2019-1A A3 — 2.350% 5/22/2028(f)	32,817,000	33,529,661
		$810,287,888
OTHER — 11.9%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$37,774,000	$37,887,360
ABPCI Direct Lending Fund IX LLC 2020-9A A1, 3M USD LIBOR + 1.950%, FRN — 2.138% 11/18/2031(e)(f)	26,475,000	26,562,870

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
ACRES Commercial Realty Ltd. 2021-FL1 A, 1M USD LIBOR + 1.200%, FRN — 1.273% 6/15/2036(e)(f)	$50,264,000	$50,295,078
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL1 A, 1M USD LIBOR + 0.970%, FRN — 1.043% 12/15/2035(e)(f)	54,525,000	54,525,202
BDS Ltd. 2019-FL4 A, 1M USD LIBOR + 1.100%, FRN — 1.182% 8/15/2036(e)(f)	38,345,000	38,333,477
BDS Ltd. 2019-FL4 AS, 1M USD LIBOR + 1.400%, FRN — 1.482% 8/15/2036(e)(f)	6,613,000	6,604,859
Blackrock DLF VIII-L CLO Trust 2021-1A A, 3M USD LIBOR + 1.350%, FRN — 1.475% 4/17/2032(e)(f)	63,351,000	63,338,710
CBAM Ltd. 2017-3A A, 3M USD LIBOR + 1.230%, FRN — 1.420% 10/17/2029(e)(f)	49,072,000	49,087,458
Conn's Receivables Funding LLC 2020-A B — 4.270% 6/16/2025(f)	14,021,904	14,140,827
Ellington CLO IV Ltd. 2019-4A AR, 3M USD LIBOR + 1.580%, FRN — 1.715% 4/15/2029(e)(f)	45,337,000	45,430,757
Encina Equipment Finance LLC 2021-1A A2 — 0.740% 12/15/2026(f)	23,299,000	23,266,931
FCI Funding LLC 2021-1A A — 1.130% 4/15/2033(f)	16,197,285	16,199,161
Finance of America HECM Buyout 2021-HB1 A, VRN — 0.875% 2/25/2031(e)(f)	50,595,984	50,620,240
Gracie Point International Funding 2021-1A A, 1M USD LIBOR + 0.750%, FRN — 0.860% 11/1/2023(e)(f)	23,489,000	23,489,000
Grand Avenue CRE Ltd. 2019-FL1 AS, 1M USD LIBOR + 1.500%, FRN — 1.573% 6/15/2037(e)(f)	20,615,000	20,608,760
HERA Commercial Mortgage Ltd. 2021-FL1 A, 1M USD LIBOR + 1.050%, FRN — 1.133% 2/18/2038(e)(f)	54,659,000	54,672,785
Laurel Road Prime Student Loan Trust 2020-A A1FX — 0.720% 11/25/2050(f)	191,643	191,670
LCM XX LP 20A AR, 3M USD LIBOR + 1.040%, FRN — 1.228% 10/20/2027(e)(f)	5,420,552	5,421,262
LoanCore Issuer Ltd. 2021-CRE5 A, 1M USD LIBOR + 1.300%, FRN — 1.373% 7/15/2036(e)(f)	8,879,000	8,887,319
MF1 Ltd. 2020-FL4 A, 1M USD LIBOR + 1.700%, FRN — 1.825% 11/15/2035(e)(f)	17,415,000	17,556,466
Monroe Capital ABS Funding Ltd. 2021-1A A2 — 2.815% 4/22/2031(f)	43,962,000	43,879,044
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2020-APT1 AT1 — 1.035% 12/16/2052(f)	21,590,000	21,647,175
New Residential Mortgage LLC 2018-FNT1 A — 3.610% 5/25/2023(f)	9,396,178	9,399,051
New Residential Mortgage LLC 2018-FNT2 A — 3.790% 7/25/2054(f)	13,148,587	13,154,115
NRZ Advance Receivables Trust 2015-ON1 2020-T3 AT3 — 1.317% 10/15/2052(f)	25,252,000	25,249,460
Oasis Securitization Funding LLC 2021-1A A — 2.579% 2/15/2033(f)	9,306,833	9,325,864
Ocwen Master Advance Receivables Trust 2020-T1 AT1 — 1.278% 8/15/2052(f)	83,817,000	84,041,537
OFSI BSL VIII Ltd. 2017-1A AR, 3M USD LIBOR + 1.000%, FRN — 1.184% 8/16/2029(e)(f)	82,243,000	82,244,645
Oportun Funding XIV LLC 2021-A A — 1.210% 3/8/2028(f)	10,137,000	10,176,933
OZLM Funding Ltd. 2012-1A A1R3, 3M USD LIBOR + 0.970%, FRN — 1.154% 7/22/2029(e)(f)	91,857,000	91,790,036
Palmer Square Loan Funding Ltd. 2021-1A A1, 3M USD LIBOR + 0.900%, FRN — 1.055% 4/20/2029(e)(f)	72,681,000	72,699,897
Palmer Square Loan Funding Ltd. 2018-4A A1, 3M USD LIBOR + 0.900%, FRN — 1.056% 11/15/2026(e)(f)	1,572,790	1,573,136
Parliament Funding II Ltd. 2020-1A A, 3M USD LIBOR + 2.450%, FRN — 2.638% 8/12/2030(e)(f)	35,532,000	35,636,357
PFS Financing Corp. 2020-F A — 0.930% 8/15/2024(f)	39,085,000	39,279,710
PFS Financing Corp. 2020-B A — 1.210% 6/15/2024(f)	42,804,000	43,164,264
PFS Financing Corp. 2020-A A — 1.270% 6/15/2025(f)	14,905,000	15,119,070
PFS Financing Corp. 2020-F B — 1.420% 8/15/2024(f)	4,352,000	4,372,414
PFS Financing Corp. 2020-B B — 1.710% 6/15/2024(f)	5,831,000	5,877,725

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2021
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
PFS Financing Corp. 2019-C A — 2.230% 10/15/2024(f)	10,907,000	11,137,326
PFS Financing Corp. 2019-A B — 3.130% 4/15/2024(f)	4,897,000	4,996,917
SMB Private Education Loan Trust 2021-A A1, 1M USD LIBOR + 0.500%, FRN — 0.601% 1/15/2053(e)(f)	7,484,115	7,487,912
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(f)	31,170,563	31,528,916
STWD Ltd. 2021-FL2 A, 1M USD LIBOR + 1.200%, FRN — 1.283% 4/18/2038(e)(f)	28,288,000	28,323,405
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A, 1M USD LIBOR + 1.130%, FRN — 1.212% 11/15/2037(e)(f)	33,681,218	33,681,231
TRTX Issuer Ltd. 2019-FL3 A, 1M USD LIBOR + 1.150%, FRN — 1.275% 10/15/2034(e)(f)	13,089,000	13,089,018
TVEST 2020A LLC 2020-A A — 4.500% 7/15/2032(f)	10,174,814	10,262,242
		$1,356,257,592

TOTAL ASSET-BACKED SECURITIES (Cost $6,355,377,938)		$6,376,325,722

CORPORATE BONDS & NOTES — 0.6%
BASIC MATERIALS -- 0.5%
Boart Longyear Management Pty Ltd. -- 10.000% 12/31/2022	76,858,053	$59,853,209
COMMUNICATIONS — 0.1%
Frontier Communications Corp. — 5.875% 10/15/2027(b)(f)	$5,925,000	$6,332,344

TOTAL CORPORATE BONDS & NOTES (Cost $82,728,754)		$66,185,553
CORPORATE BANK DEBT — 2.8%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024(b)(e)	$34,392,232	$34,359,903
Asurion LLC, 1M USD LIBOR + 3.000% — 3.104% 11/3/2024(b)(e)	54,972,240	54,353,803
Boart Longyear Management Pty Ltd. — 11.000% 12/31/2021(b)(c)(d)(i)	12,716,329	7,659,129
Boart Longyear Management Pty Ltd. TL — 10.000% 10/21/2022(b)	5,768,419	5,677,739
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 0.000% 11/12/2027(b)(e)(i)	2,856,840	—
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027(b)(e)	18,866,910	18,866,910
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024(b)(e)	17,839,795	17,820,706
Frontier Communications Corp., 1M USD LIBOR + 3.750% — 4.500% 5/1/2028(b)(e)	23,767,598	23,767,598
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022(b)(e)	30,859,000	30,781,853
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 4.073% 4/30/2025(b)(e)	16,488,000	16,451,891
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(b)(e)	27,218,054	68,045
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024(b)(e)	13,834,402	13,108,096
MB2LTL, 2M USD LIBOR + 9.250% — 10.250% 11/30/2023(b)(d)(e)	6,816,000	6,849,671
McDermott Super Senior Exit LC — 0.500% 6/30/2024(b)(e)(i)	16,770,000	(2,892,825)
Mediaco Holding, Inc. Class A, 6.400% — 9.400% 11/25/2024(b)(c)(d)(e)	11,678,941	10,861,415
OTG Management, LLC, 2M USD LIBOR + 7.000% — 10.000% 8/26/2021(b)(d)(e)	2,019,865	1,888,573
OTG Management, LLC, 3M USD LIBOR + 7.000% — 10.000% 8/26/2021(b)(d)(e)	756,437	707,269
OTGTL, 3M USD LIBOR + 7.000% — 10.000% 8/26/2021(b)(d)(e)	25,634,035	23,967,823

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS
June 30, 2021
(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023(b)(e)	$24,360,855	$23,630,029
Tech Data Corp. ABL Term Loan, 1M USD LIBOR + 3.500% — 3.604% 6/30/2025(b)(e)	12,282,311	12,297,664
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027(b)(e)	13,338,976	13,355,650

TOTAL CORPORATE BANK DEBT (Cost $318,828,313)		$313,580,942

U.S. TREASURIES — 25.4%
U.S. Treasury Bills — 0.030% 7/8/2021(g)	$202,000,000	$201,997,939
U.S. Treasury Bills — 0.039% 7/15/2021(g)	20,780,000	20,779,595
U.S. Treasury Bills — 0.030% 7/22/2021(g)	194,372,000	194,366,033
U.S. Treasury Notes — 0.250% 3/15/2024	1,253,936,000	1,248,829,095
U.S. Treasury Notes — 0.250% 6/15/2024	482,102,000	479,131,143
U.S. Treasury Notes — 0.375% 11/30/2025	748,546,000	735,007,348

TOTAL U.S. TREASURIES (Cost $2,897,787,017)		$2,880,111,153

TOTAL BONDS & DEBENTURES — 98.8% (Cost $11,261,970,740)		$11,211,280,962

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $11,318,854,541)		$11,282,419,725

SHORT-TERM INVESTMENTS — 1.1%
State Street Bank Repurchase Agreement — 0.00% 7/1/2021
(Dated 06/30/2021, repurchase price of $129,116,000, collateralized by $32,033,600 principal amount U.S. Treasury Notes — 0.125% 2023, fair value $131,698,366)	$129,116,000	$129,116,000
TOTAL SHORT-TERM INVESTMENTS (Cost $129,116,000)		$129,116,000

TOTAL INVESTMENTS — 100.5% (Cost $11,447,970,541)		$11,411,535,725
Other Assets and Liabilities, net — (0.5)%		(54,282,308)
NET ASSETS — 100.0%		$11,357,253,417

(a)	Non-income producing security.
(b)	Restricted securities. These restricted securities constituted 3.44% of total net assets at June 30, 2021, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(c)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.25% of total net assets at June 30, 2021.
(d)	Investments categorized as a significant unobservable input (Level 3) (See Note 6 of the Notes to Financial Statements).
(e)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of June 30, 2021. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(h)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2021.
(i)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

See acompanying Notes to Financial Statements.

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES
June 30, 2021
(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024	03/17/2021, 03/18/2021	$34,023,741	$34,359,903	0.30%
Asurion LLC, 1M USD LIBOR + 3.000% — 3.104% 11/3/2024	03/01/2021, 03/02/2021, 05/21/2021	54,559,648	54,353,803	0.48%
Boart Longyear Management Pty Ltd. TL - 10.000% 10/21/2022	05/25/2021	5,717,580	5,677,739	0.05%
Boart Longyear Management Pty Ltd. - 11.000% 12/31/2021	06/01/2021, 06/30/2021	7,659,129	7,659,129	0.07%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027	04/30/2021	18,707,323	18,866,910	0.17%
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024	07/31/2020, 08/03/2020, 08/04/2020, 09/28/2020, 09/29/2020, 10/02/2020, 10/28/2020	17,852,587	17,820,706	0.16%
Copper Earn Out Trust	12/07/2020	—	780,311	0.01%
Copper Property CTL Pass Through Trust	10/05/2017, 10/06/2017, 10/11/2017, 11/19/2018, 11/27/2018, 01/11/2019, 02/08/2019, 03/11/2019, 05/29/2019, 06/08/2020	25,752,396	9,493,796	0.08%
Frontier Communications Corp., 1M USD LIBOR + 3.750% — 4.500% 5/1/2028	04/09/2021	23,533,340	23,767,598	0.21%
Frontier Communications Corp. - 5.875%% 10/15/2027	10/01/2020, 11/19/2020	5,925,000	6,332,344	0.05%
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022	12/23/2020, 02/25/2021	30,739,454	30,781,853	0.27%
Heartland Dental LLC, 1M USD LIBOR + 4.000% — 4.073% 4/30/2025	06/10/2021	16,406,377	16,451,891	0.14%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	02/03/2021, 03/31/2020, 06/30/2020,	—	68,045	0.00%
Logix Holding Co. LLC, 1M USD LIBOR + 5.750% — 6.750% 12/22/2024	09/30/2020, 12/31/2020	13,779,020	13,108,096	0.11%
MB2LTL, 2M USD LIBOR + 9.250% — 10.250% 11/30/2023	—	6,772,114	6,849,671	0.06%
McDermott Super Senior Exit LC— 0.500% 6/30/2024	02/28/2020	(118,534)	(2,892,825)	(0.03)%
Mediaco Holding, Inc. Class A, 6.400% — 9.400% 11/25/2024	06/01/2021	11,594,260	10,861,415	0.09%
OTG Management, LLC, 2M USD LIBOR + 7.000% — 10.000% 8/26/2021	06/30/2021	2,019,865	1,888,573	0.02%
OTG Management, LLC, 3M USD LIBOR + 7.000% — 10.000% 8/26/2021	05/05/2021	756,437	707,269	0.01%
OTGTL, 3M USD LIBOR + 7.000% — 10.000% 8/26/2021	06/30/2021	25,581,219	23,967,823	0.21%
PHI Group, Inc.	08/19/2019	9,504,696	19,250,809	0.17%
PHI Group, Inc., Restricted	08/19/2019	21,626,709	41,613,847	0.37%

See notes to financial statements.

FPA NEW INCOME, INC.
PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES (Continued)
June 30, 2021
(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023	03/31/2020, 6/30/2020, 10/1/2020, 12/31/2020	$24,217,425	$23,630,029	0.21%
Tech Data Corp. ABL Term Loan, 1M USD LIBOR + 3.500% — 3.604% 6/30/2025	10/30/2020, 11/02/2020	12,178,669	12,297,664	0.11%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027	08/11/2020	12,861,692	13,355,650	0.12%
TOTAL RESTRICTED SECURITIES		$381,650,147	$391,052,049	3.44%

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral.The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of June 30 2021:(see Portfolio of Investments for industry categories)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$60,864,656	—	—	$60,864,656
Retailing	—	—	$10,274,107	10,274,107
Commercial Mortgage-Backed Securities
Agency	—	$66,457,387	—	66,457,387
Agency Stripped	—	90,278,738	—	90,278,738
Non-Agency	—	652,218,101	—	652,218,101
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	41,369,110	—	41,369,110
Agency Pool Adjustable Rate	—	390,496	—	390,496
Agency Pool Fixed Rate	—	8,957,620	—	8,957,620
Agency Stripped	—	267,417	—	267,417
Non-Agency	—	25,810,273	—	25,810,273
Non-Agency Collateralized Mortgage Obligation	—	629,131,450	60,197,000	689,328,450
Asset-Backed Securities
Auto	—	1,614,051,086	—	1,614,051,086
Collateralized Loan Obligation	—	2,417,702,862	—	2,417,702,862
Credit Card	—	178,026,294	—	178,026,294
Equipment	—	792,678,734	17,609,154	810,287,888
Other	—	1,356,257,592	—	1,356,257,592
Corporate Bonds & Notes	—	66,185,553	—	66,185,553
Corporate Bank Debt	—	261,647,062	51,933,880	313,580,942
U.S. Treasuries	—	2,880,111,153	—	2,880,111,153
Short-Term Investment	—	129,116,000	—	129,116,000
	$60,864,656	$11,210,656,928	$140,014,141	$11,411,535,725

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2021:

Investments	Beginning Value at September 30, 2020	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at June 30, 2021	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at June 30, 2021
Common Stocks	$27,596,545	$17,789,822	$25,752,396	—	$(60,864,656)	$10,274,107	$17,789,822
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	62,651,413	160,312	60,196,996	$(6,376,288)	(56,435,433)	60,197,000	160,307
Residential Mortgage-Backed Non-Agency	30,251,492	209,497	—	(4,650,716)	(25,810,273)	—	209,359
Asset-Backed Securities Collateralized Loan Obligation	90,925,238	289,006	—	—	(91,214,244)	—	289,006
Asset-Backed Securities Equipment	15,995,601	2,295,423	—	(681,870)	—	17,609,154	2,294,801
Corporate Bank Debt	56,768,106	6,403	27,610,358	(18,573,812)	(13,877,175)	51,933,880	(219,644)
	$284,188,395	$20,750,463	$113,559,750	$(30,282,686)	$(248,201,781)	$140,014,141	$20,523,651

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $248,201,781 out of Level 3 during the period ended June 30, 2021.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of June 30, 2021:

Financial Assets	Fair Value at June 30, 2021	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stocks	$10,274,107	Pricing Model (a)	Quotes/Prices	$11.25 - $18.25	$17.72

Residential Mortgage-Backed Securities - Non-Agency Collateralized Mortgage Obligation	$60,197,000	Third-Party Broker Quote (b)	Quotes/Prices	$100.00	$100.00

Asset-Backed Securities - Equipment	$17,609,154	Third-Party Broker Quote (b)	Quotes/Prices	$90.00	$90.00

Corporate Bank Debt	$33,413,336	Pricing Vendor	Prices	$93.50 - $100.49	$94.93

	$7,659,129	Third-Party Broker Quote (b)	Quotes/Prices	$100.00	$100.00

	$10,861,415	Pricing Model (c)	Amortized Cost	$93.00	$93.00

(a)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(b)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(c)	The Pricing Model technique for Level 3 securities involves external valuation by an independent third party.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2021 (excluding short-term investments), was $11,319,306,983 for federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$69,978,520
Gross unrealized depreciation:	(106,865,778)
Net unrealized depreciation:	$(36,887,258)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: August XX, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: August XX, 2021

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: August XX, 2021

Certifications

I, J. Richard Atwood, President FPA New Income, Inc., certify that:

1.	I have reviewed this report on Form N-Q of FPA New Income, Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of trustees (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	August XX, 2021

By:	/s/ J. Richard Atwood

J. Richard Atwood

President (principal executive officer)

I, E. Lake Setzler III, Treasurer of FPA New Income, Inc., certify that:

1.	I have reviewed this report on Form N-Q of FPA New Income, Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of trustees (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	August XX, 2021

By:	/s/ E. Lake Setzler III

E. Lake Setzler III

Treasurer (principal financial officer)